Long-Term Bank Loans	12 Months Ended
Dec. 31, 2018
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Long-Term Bank Loans
33.	LONG-TERM BANK LOANS

	Interest rates and final maturity	2017	2018
RMB denominated bank loans	Fixed interest rates ranging from 1.08 % to 1.20% (2017: 1.08% to 1.20%) per annum with maturity through 2036 (2017: maturity through 2036)	3,533	3,300

USD denominated bank loans	Fixed interest rates ranging from Nil to 1.55% (2017: Nil to 1.55%) per annum with maturity through 2039 (2017: maturity through 2039)	278	252

Euro denominated bank loans	Fixed interest rates ranging from 1.10% to 2.50% (2017: 1.10% to 2.50%) per annum with maturity through 2034 (2017: maturity through 2034)	72	62

Sub-total		3,883	3,614
Less: Current portion		(410)	(441)

		3,473	3,173

As of December 31, 2018, long-term bank loans of approximately RMB96 million (2017: approximately RMB105 million) were guaranteed by third parties.

The repayment schedule of the long-term bank loans is as follows:

	2017	2018
Balances due:
- no later than one year	410	441
- later than one year and no later than two years	423	417
- later than two years and no later than five years	1,175	1,173
- later than five years	1,875	1,583

	3,883	3,614
Less: Portion classified as current liabilities	(410)	(441)

	3,473	3,173